Intangible Assets and Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Increase (decrease) in intangible assets other than goodwill			$ (104,700)	$ (19,700)
Ending inventory	$ 1,000		1,000	1,600
Total amortization expense			7,046	10,359
Impairment			50,858	117,024
Encanto Green Cross Dispensary, LLC
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment charge			$ 200
Bottom of range
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Growth rate used to extrapolate cash flow projections (in percent)	2.00%		2.00%
Discount rate applied to cash flow projections (in percent)	13.00%		13.00%
Top of range
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Growth rate used to extrapolate cash flow projections (in percent)	3.00%		3.00%
Discount rate applied to cash flow projections (in percent)	18.50%		18.50%
California Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment	$ 9,900			89,500
Florida Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment	79,400
New York Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment	40,000
Massachusetts Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment charge				21,800
Impairment		$ 21,500		16,500
Arizona Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment				10,100
Maryland Reporting Unit
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Impairment				900
Cost of goods sold
Disclosure of Detailed Information About Intangible Assets And Goodwill [Line Items]
Total amortization expense			$ 4,000	2,900
Amortization capitalized to inventory in prior years	$ 1,600		$ 1,600	$ 1,100